Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩) Companies shares
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 1,911,311	₩ 2,037,491
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	189,316	₩ 116,854
Foreign [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Number of shares | shares		11,568,000
Ownership (%)		60.00%
Investments in joint ventures	180,192	₩ 110,760
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies		6
Investments in joint ventures	₩ 9,124	₩ 6,094
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	12.50%	12.50%
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Ownership (%)	20.00%	20.00%
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	4.00%	4.00%
Foreign [member] | Acquisition cost [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		₩ 115,680
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 1,721,995	₩ 1,920,637
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Ownership (%)	60.00%	60.00%
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies		13
Investments in joint ventures	₩ 43,508	₩ 46,716
Domestic [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares		13,117,972
Ownership (%)		12.50%
Investments in joint ventures	1,041,600	₩ 1,125,133
Domestic [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares		325,050,000
Ownership (%)		50.00%
Investments in joint ventures	363,506	₩ 348,836
Domestic [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Number of shares | shares		1,108,696,532
Ownership (%)		20.00%
Investments in joint ventures	24,832	₩ 146,427
Domestic [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares		2,010,719,185
Ownership (%)		50.00%
Investments in joint ventures	133,449	₩ 108,485
Domestic [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)		25.00%
Investments in joint ventures	88,391	₩ 88,305
Domestic [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)		4.00%
Investments in joint ventures	₩ 26,709	₩ 56,735
Domestic [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		1,528,672
Domestic [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		364,609
Domestic [member] | Acquisition cost [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		558,821
Domestic [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		32,950
Domestic [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		61,961
Domestic [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures		₩ 322,596